                                                    ----------------------------
                                                            OMB APPROVAL
                                                    ----------------------------
                                                    OMB NUMBER:        3235-0006
                                                    Expires:   February 28, 1997
                                                    Estimated average burden
                                                    hours per response.... 24.60
                                                    ----------------------------

                                                    ----------------------------
                                                            SEC USE ONLY
                                                    ----------------------------

                                                    ----------------------------


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter ended MARCH 31, 1999.

               (Please read instructions before preparing form.)

If amended report check here: [ ]

SHOTT CAPITAL MANAGEMENT, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

601 CALIFORNIA STREET, SUITE 801            SAN FRANCISCO        CA        94108
--------------------------------------------------------------------------------
Business Address            (Street)          (City)           (State)     (Zip)

GEORGE B. SHOTT               415-394-7271             SENIOR MANAGING DIRECTOR
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.

                                   ATTENTION

           INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
                          FEDERAL CRIMINAL VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of SAN FRANCISCO and State of CALIFORNIA on the 27 day of MAY, 1999.

                                           SHOTT CAPITAL MANAGEMENT, LLC
                                    --------------------------------------------
                                     (Name of Institutional Investment Manager)


                                    --------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                               to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
-----------------------  -------------    -----------------------  -------------
1.                                        6.
-----------------------  -------------    -----------------------  -------------
2.                                        7.
-----------------------  -------------    -----------------------  -------------
3.                                        8.
-----------------------  -------------    -----------------------  -------------
4.                                        9.
-----------------------  -------------    -----------------------  -------------
5.                                        10.
-----------------------  -------------    -----------------------  -------------

                                                                 SEC 1685 (5/91)
               Copyright (c) 1992. NRs Systems, Inc. (Portions of Software Only)

                                    FORM 13F
                                                            --------------------
                                                               (SEC USE ONLY)
                                                            --------------------


Page  1  of  9        Name of Reporting Manager  Shott Capital Management
    ----    ----                               ---------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Item 6:
                                                                                                     Investment Discretion
                                                      (4)                         Item 5:     --------------------------------------
                                                      Item 3:       Item 4:      Shares of               (b) Shared-
     Item 1:                          Item 2:          CUSIP      Fair Market    Principal                As Defined   (c) Shared-
 Name of Issuer                    Title of Class     Number        Value         Amount      (a) Sole   in Instr. V       Other
------------------------------------------------------------------------------------------------------------------------------------
Action Technologies                Preferred A     005990882          746          690648          X
------------------------------------------------------------------------------------------------------------------------------------
Action Technologies                Preferred B     006990890         1990         2487633          X
------------------------------------------------------------------------------------------------------------------------------------
ARI Network Services               Common          001930205          482          179206          X
------------------------------------------------------------------------------------------------------------------------------------
AXENT Technologies                 Common          05459C108         1119           46512          X
------------------------------------------------------------------------------------------------------------------------------------
Actuate Software                   Common          00508B102         2466           74713          X
------------------------------------------------------------------------------------------------------------------------------------
Advanced Fibre Communications      Common          00754A105         7197          750194          X
------------------------------------------------------------------------------------------------------------------------------------
Amazon.com                         Common          023135106         9470           55000          X
------------------------------------------------------------------------------------------------------------------------------------
American Online                    Common          02364J104         2237           15219          X
------------------------------------------------------------------------------------------------------------------------------------
American Buildings                 Common          024757106          300           15907          X
------------------------------------------------------------------------------------------------------------------------------------
American Oncology Resources        Common          028910107          675           75000          X
------------------------------------------------------------------------------------------------------------------------------------
Anesta Corp.                       Common          034603100          362           16040          X
------------------------------------------------------------------------------------------------------------------------------------
Anicom, Inc.                       Common          035250109          653           74610          X
------------------------------------------------------------------------------------------------------------------------------------
Applied Digital Access             Common          038181103          470          208973          X
------------------------------------------------------------------------------------------------------------------------------------
Applied Micro Circuits             Common          03822W109         1759           41139          X
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                                       29926
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

   (5)                                              Item 8
   Item 7:                                  Voting Authority (Shares)
  Managers                         ---------------------------------------------
 See Instr. V                      (a) Sole       (b) Shared      (c) None
--------------------------------------------------------------------------------
                                                                      690648
--------------------------------------------------------------------------------
                                                                     2487633
--------------------------------------------------------------------------------
                                                                      179206
--------------------------------------------------------------------------------
                                      31571                            14941
--------------------------------------------------------------------------------
                                      14833                            59880
--------------------------------------------------------------------------------
                                     448330                           301864
--------------------------------------------------------------------------------
                                       5000                            50000
--------------------------------------------------------------------------------
                                                                       15219
--------------------------------------------------------------------------------
                                      15907
--------------------------------------------------------------------------------
                                      75000
--------------------------------------------------------------------------------
                                                                       16040
--------------------------------------------------------------------------------
                                                                       74610
--------------------------------------------------------------------------------
                                      70000                           138973
--------------------------------------------------------------------------------
                                      18139                            23000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                 SEC 1685 (5/91)

                                    FORM 13F
                                                            --------------------
                                                               (SEC USE ONLY)
                                                            --------------------


Page 2   of  9        Name of Reporting Manager Shott Capital Management, LLC
    ----    ----                               ---------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Item 6:
                                                                                                     Investment Discretion
                                                      (4)                         Item 5:     --------------------------------------
                                                      Item 3:       Item 4:      Shares of               (b) Shared-
     Item 1:                          Item 2:          CUSIP      Fair Market    Principal                As Defined   (c) Shared-
 Name of Issuer                    Title of Class     Number        Value         Amount      (a) Sole   in Instr. V       Other
------------------------------------------------------------------------------------------------------------------------------------
Aradigm Corp.                       Common          038505103        273           29966        x
------------------------------------------------------------------------------------------------------------------------------------
Arthocare Corp.                     Common          043136100        857           51931        x
------------------------------------------------------------------------------------------------------------------------------------
Ascend Communications               Common          043491109      13726          164016        x
------------------------------------------------------------------------------------------------------------------------------------
Aspect Development                  Common          045234101       7002          301150        x
------------------------------------------------------------------------------------------------------------------------------------
At Home Corp                        Common          045919107       3938           25000        x
------------------------------------------------------------------------------------------------------------------------------------
Banyan Systems                      Common          066908102        416           34116        x
------------------------------------------------------------------------------------------------------------------------------------
Boston Life Sciences                Common          100843408        603           83840        x
------------------------------------------------------------------------------------------------------------------------------------
Broadvision, Inc.                   Common          111412102       5539           92700        x
------------------------------------------------------------------------------------------------------------------------------------
C-Cube Microsystems, Inc.           Common          125015107       2502          126921        x
------------------------------------------------------------------------------------------------------------------------------------
CNET, Inc.                          Common          125945105       1492           16200        x
------------------------------------------------------------------------------------------------------------------------------------
COM 21, Inc.                        Common          205937105       2990          113912        x
------------------------------------------------------------------------------------------------------------------------------------
CSG Systems Int'l                   Common          126349109       1183           30000        x
------------------------------------------------------------------------------------------------------------------------------------
Cable Design Technologies           Common          126924109       1100          100000        x
------------------------------------------------------------------------------------------------------------------------------------
Check Point Software                Common          M22465104       2485           57796        x
------------------------------------------------------------------------------------------------------------------------------------
  COLUMN TOTALS                                                    44106
------------------------------------------------------------------------------------------------------------------------------------

   (5)                                              Item 8
   Item 7:                                  Voting Authority (Shares)
  Managers                         ---------------------------------------------
 See Instr. V                      (a) Sole       (b) Shared      (c) None
--------------------------------------------------------------------------------
                                                                    29966
--------------------------------------------------------------------------------
                                                                    51931
--------------------------------------------------------------------------------
                                     49166                         114850
--------------------------------------------------------------------------------
                                    144150                         157000
--------------------------------------------------------------------------------
                                                                    25000
--------------------------------------------------------------------------------
                                                                    34116
--------------------------------------------------------------------------------
                                                                    83840
--------------------------------------------------------------------------------
                                    12333                           80367
--------------------------------------------------------------------------------
                                    10908                          116013
--------------------------------------------------------------------------------
                                    16200
--------------------------------------------------------------------------------
                                    43991                           69921
--------------------------------------------------------------------------------
                                                                    30000
--------------------------------------------------------------------------------
                                   100000
--------------------------------------------------------------------------------
                                    57796
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                 SEC 1685 (5/91)

                                    FORM 13F
                                                            --------------------
                                                               (SEC USE ONLY)
                                                            --------------------


Page 3   of  9        Name of Reporting Manager  Shott Capital Management, LLC
    ----    ----                               ---------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Item 6:
                                                                                                     Investment Discretion
                                                      (4)                         Item 5:     --------------------------------------
                                                      Item 3:       Item 4:      Shares of               (b) Shared-
     Item 1:                          Item 2:          CUSIP      Fair Market    Principal                As Defined   (c) Shared-
 Name of Issuer                    Title of Class     Number        Value         Amount      (a) Sole   in Instr. V       Other
------------------------------------------------------------------------------------------------------------------------------------
Checkfree Corp.                        Common        162812101        2640        62024          x
------------------------------------------------------------------------------------------------------------------------------------
Ciena Corporation                      Common        171779101        2260       100465          x
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                          Common        17275R102        4927        44975          x
------------------------------------------------------------------------------------------------------------------------------------
Clarify, Inc.                          Common        180492100         824        30859          x
------------------------------------------------------------------------------------------------------------------------------------
Cohesion Technologies                  Common        19248N101         606       152676          x
------------------------------------------------------------------------------------------------------------------------------------
Collagen Aesthetics                    Common        194194106        2052       152676          x
------------------------------------------------------------------------------------------------------------------------------------
Community First Bancshares, Inc.       Common        203902101         896        44818          x
------------------------------------------------------------------------------------------------------------------------------------
Concentra Managed Care, Inc.           Common        20589T103         770        53095          x
------------------------------------------------------------------------------------------------------------------------------------
Concord Communications                 Common        206186108       12017       210819          x
------------------------------------------------------------------------------------------------------------------------------------
Coulter Pharmaceuticals                Common        222116105         597        27455          x
------------------------------------------------------------------------------------------------------------------------------------
Cytyc Corporation                      Common        232946103         247        17779          x
------------------------------------------------------------------------------------------------------------------------------------
Documentum, Inc.                       Common        256159104        5092       294108          x
------------------------------------------------------------------------------------------------------------------------------------
DoubleClick                            Common        258609304       21623       118767          x
------------------------------------------------------------------------------------------------------------------------------------
Expire Communications                  Common        269153102         848        61686          x
------------------------------------------------------------------------------------------------------------------------------------
   COLUMN TOTALS                                                     55399
------------------------------------------------------------------------------------------------------------------------------------

   (5)                                              Item 8
   Item 7:                                  Voting Authority (Shares)
  Managers                         ---------------------------------------------
 See Instr. V                      (a) Sole       (b) Shared      (c) None
--------------------------------------------------------------------------------
                                                                    62024
--------------------------------------------------------------------------------
                                       60700                        39765
--------------------------------------------------------------------------------
                                        1704                        43271
--------------------------------------------------------------------------------
                                                                    30859
--------------------------------------------------------------------------------
                                                                   152676
--------------------------------------------------------------------------------
                                                                   152676
--------------------------------------------------------------------------------
                                                                    44818
--------------------------------------------------------------------------------
                                       49043                         4052
--------------------------------------------------------------------------------
                                      159612                        51207
--------------------------------------------------------------------------------
                                        4403                        23052
--------------------------------------------------------------------------------
                                                                    17779
--------------------------------------------------------------------------------
                                      154403                       139705
--------------------------------------------------------------------------------
                                       44000                        74767
--------------------------------------------------------------------------------
                                       61686
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                 SEC 1685 (5/91)

                                    FORM 13F
                                                            --------------------
                                                               (SEC USE ONLY)
                                                            --------------------


Page 4   of  9        Name of Reporting Manager Shott Capital Management, LLC
    ----    ----                               ---------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Item 6:
                                                                                                     Investment Discretion
                                                      (4)                         Item 5:     --------------------------------------
                                                      Item 3:       Item 4:      Shares of               (b) Shared-
     Item 1:                          Item 2:          CUSIP      Fair Market    Principal                As Defined   (c) Shared-
 Name of Issuer                    Title of Class     Number        Value         Amount      (a) Sole   in Instr. V       Other
------------------------------------------------------------------------------------------------------------------------------------
Ebay, Inc.                             Common       278642103        2060          15000          x
------------------------------------------------------------------------------------------------------------------------------------
Eclipse Surgical Technologies          Common       248849104         241          22919          x
------------------------------------------------------------------------------------------------------------------------------------
EntreMed                               Common       29382F103        1584          75000          x
------------------------------------------------------------------------------------------------------------------------------------
Entrust Technologies                   Common       293848107         573          16977          x
------------------------------------------------------------------------------------------------------------------------------------
Esat Telecom Group                     Common       26883Y102         700          16716          x
------------------------------------------------------------------------------------------------------------------------------------
Excite, Inc.                           Common       300904109        2308          16465          x
------------------------------------------------------------------------------------------------------------------------------------
Exodus Communications                  Common       302088109        7570          56286          x
------------------------------------------------------------------------------------------------------------------------------------
Flextronics Int'l                      Common       Y2573F102        2468          48400          x
------------------------------------------------------------------------------------------------------------------------------------
Fore Systems                           Common       345449102        3461         183085          x
------------------------------------------------------------------------------------------------------------------------------------
Forte Software                         Common       349546101        1408         304379          x
------------------------------------------------------------------------------------------------------------------------------------
Frontier Corp.                         Common       35906P105        5250         101209          x
------------------------------------------------------------------------------------------------------------------------------------
Fusion Medical Technologies            Common       361128101        1017         193696          x
------------------------------------------------------------------------------------------------------------------------------------
Galtex Pharmaceuticals                 Common       368538104        1476         104969          x
------------------------------------------------------------------------------------------------------------------------------------
Genesys Telecommunications             Common       371931106         838          55628          x
------------------------------------------------------------------------------------------------------------------------------------
  COLUMN TOTALS                                                     30954
------------------------------------------------------------------------------------------------------------------------------------

   (5)                                              Item 8
   Item 7:                                  Voting Authority (Shares)
  Managers                         ---------------------------------------------
 See Instr. V                      (a) Sole       (b) Shared      (c) None
--------------------------------------------------------------------------------
                                    15000
--------------------------------------------------------------------------------
                                                                    22919
--------------------------------------------------------------------------------
                                                                    75000
--------------------------------------------------------------------------------
                                                                    16977
--------------------------------------------------------------------------------
                                                                    16716
--------------------------------------------------------------------------------
                                     1485                           15000
--------------------------------------------------------------------------------
                                    13834                           42452
--------------------------------------------------------------------------------
                                    10200                           38200
--------------------------------------------------------------------------------
                                    26458                          156607
--------------------------------------------------------------------------------
                                                                   304379
--------------------------------------------------------------------------------
                                     4600                           96609
--------------------------------------------------------------------------------
                                    29445                          164251
--------------------------------------------------------------------------------
                                    12554                           92415
--------------------------------------------------------------------------------
                                                                    55628
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                 SEC 1685 (5/91)

                                    FORM 13F
                                                            --------------------
                                                               (SEC USE ONLY)
                                                            --------------------


Page 5   of  9        Name of Reporting Manager Shott Capital Management, LLC
    ----    ----                               ---------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Item 6:
                                                                                                     Investment Discretion
                                                      (4)                         Item 5:     --------------------------------------
                                                      Item 3:       Item 4:      Shares of               (b) Shared-
     Item 1:                          Item 2:          CUSIP      Fair Market    Principal                As Defined   (c) Shared-
 Name of Issuer                    Title of Class     Number        Value         Amount      (a) Sole   in Instr. V       Other
------------------------------------------------------------------------------------------------------------------------------------
Geotel Communications                  Common       373656107        1606          35000          x
------------------------------------------------------------------------------------------------------------------------------------
Gliatech, Inc.                         Common       37929C103         463          20000          x
------------------------------------------------------------------------------------------------------------------------------------
HMT Technology Holdings Corp.          Common       403917107         408         116637          x
------------------------------------------------------------------------------------------------------------------------------------
Heartport, Inc.                        Common       421969106         677         140707          x
------------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences                  Common       444903108        1007          29037          x
------------------------------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp.               Common       44914M104        1094          75472          x
------------------------------------------------------------------------------------------------------------------------------------
ISS Group, Inc.                        Common       450306105        9738         122495          x
------------------------------------------------------------------------------------------------------------------------------------
Incyte Pharmaceuticals                 Common       45337C102         637          31723          x
------------------------------------------------------------------------------------------------------------------------------------
Information Advantage, Inc.            Common       45669P101        1277         192705          x
------------------------------------------------------------------------------------------------------------------------------------
Informix Corp.                         Common       456779107        1137         154125          x
------------------------------------------------------------------------------------------------------------------------------------
Inhale Therapeutic Systems, Inc.       Common       457191104        2034          75000          x
------------------------------------------------------------------------------------------------------------------------------------
Inktomi Corp.                          Common       457277101       12777         149000          x
------------------------------------------------------------------------------------------------------------------------------------
International Network Services         Common       460053101       23843         340907          x
------------------------------------------------------------------------------------------------------------------------------------
Intuit, Inc.                           Common       461202103       18846         185220          x
------------------------------------------------------------------------------------------------------------------------------------
    COLUMN TOTALS                                                   75544                          x
------------------------------------------------------------------------------------------------------------------------------------

   (5)                                              Item 8
   Item 7:                                  Voting Authority (Shares)
  Managers                         ---------------------------------------------
 See Instr. V                      (a) Sole       (b) Shared      (c) None
--------------------------------------------------------------------------------
                                                                    35000
--------------------------------------------------------------------------------
                                     5000                           15000
--------------------------------------------------------------------------------
                                    57886                           58751
--------------------------------------------------------------------------------
                                    12224                          128483
--------------------------------------------------------------------------------
                                    14637                           14400
--------------------------------------------------------------------------------
                                    21577                           53895
--------------------------------------------------------------------------------
                                    40000                           82495
--------------------------------------------------------------------------------
                                                                    31723
--------------------------------------------------------------------------------
                                    83376                          109329
--------------------------------------------------------------------------------
                                     2100                          152025
--------------------------------------------------------------------------------
                                    75000
--------------------------------------------------------------------------------
                                    28000                          121000
--------------------------------------------------------------------------------
                                    39825                          301082
--------------------------------------------------------------------------------
                                    80505                          104715
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                 SEC 1685 (5/91)

                                    FORM 13F
                                                            --------------------
                                                               (SEC USE ONLY)
                                                            --------------------


Page 6 of  9             Name of Reporting Manager Shott Capital Management, LLC
------------                                       -----------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Item 6:
                                                                                                     Investment Discretion
                                                      (4)                         Item 5:     --------------------------------------
                                                      Item 3:       Item 4:      Shares of               (b) Shared-
     Item 1:                          Item 2:          CUSIP      Fair Market    Principal                As Defined   (c) Shared-
 Name of Issuer                    Title of Class     Number        Value         Amount      (a) Sole   in Instr. V       Other
------------------------------------------------------------------------------------------------------------------------------------
Legato Systems, Inc.                Common          524651106      2547          49335        X
------------------------------------------------------------------------------------------------------------------------------------
Level One Communications, Inc.      Common          527295109      1216          25000        X
------------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.             Common          53567B106      7826         152706        X
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies                 Common          549463107      4320          40000        X
------------------------------------------------------------------------------------------------------------------------------------
Lynx Therapeutics, Inc.             Common          551812308       375          40000        X
----------------------------------------------------------------------------------------------------------------------------------
MMC Networks, Inc.                  Common          55308N102     14322         895101        X
------------------------------------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.          Common          595017104      5242         151397        X
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                     Common          594918104       896          10000        X
------------------------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals          Common          599902103     12710         406703        X
------------------------------------------------------------------------------------------------------------------------------------
Nanophase Technologies              Common          630079101       733         360885        X
------------------------------------------------------------------------------------------------------------------------------------
NetGravity, Inc.                    Common          641114103      1452          35110        X
------------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.             Common          64120L104      3188          62965        X
------------------------------------------------------------------------------------------------------------------------------------
New Era of Networks                 Common          644312100       847          12500        X
------------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration                Common          651290108      1400          61875        X
------------------------------------------------------------------------------------------------------------------------------------
   COLUMN TOTALS                                                  57074
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

   (5)                                              Item 8
   Item 7:                                  Voting Authority (Shares)
  Managers                         ---------------------------------------------
 See Instr. V                      (a) Sole       (b) Shared      (c) None
--------------------------------------------------------------------------------
                                                                    49335
--------------------------------------------------------------------------------
                                     15000                          10000
--------------------------------------------------------------------------------
                                    23230                          129476
--------------------------------------------------------------------------------
                                                                    40000
--------------------------------------------------------------------------------
                                                                    40000
--------------------------------------------------------------------------------
                                   458838                          436263
--------------------------------------------------------------------------------
                                    66000                           85397
--------------------------------------------------------------------------------
                                                                    10000
--------------------------------------------------------------------------------
                                    92314                          314389
--------------------------------------------------------------------------------
                                                                   360865
--------------------------------------------------------------------------------
                                                                    35110
--------------------------------------------------------------------------------
                                    32965                           30000
--------------------------------------------------------------------------------
                                                                    12500
--------------------------------------------------------------------------------
                                    61875
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                 SEC 1685 (5/91)

                                    FORM 13F
                                                            --------------------
                                                               (SEC USE ONLY)
                                                            --------------------


Page 7   of  9        Name of Reporting Manager Shott Capital Management, LLC
    ----    ----                               ---------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Item 6:
                                                                                                     Investment Discretion
                                                        (4)                       Item 5:     --------------------------------------
                                                      Item 3:       Item 4:      Shares of               (b) Shared-
     Item 1:                          Item 2:          CUSIP      Fair Market    Principal                As Defined   (c) Shared-
 Name of Issuer                    Title of Class     Number        Value         Amount      (a) Sole   in Instr. V       Other
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Nextel Communications               Common         65332V103      8579           234247       x
------------------------------------------------------------------------------------------------------------------------------------
Novoste Corp.                       Common         67010C100       855            35642       x
------------------------------------------------------------------------------------------------------------------------------------
Omega Health Systems, Inc.          Common         681931101       267            75000       x
------------------------------------------------------------------------------------------------------------------------------------
PETsMart, Inc.                      Common         716768106       775            96560       x
------------------------------------------------------------------------------------------------------------------------------------
Pairgain Technologies, Inc.         Common         695934109      1999           205000       x
------------------------------------------------------------------------------------------------------------------------------------
Parametric Technology Corp.         Common         699173100      2313           117068       x
------------------------------------------------------------------------------------------------------------------------------------
PeopleSoft, Inc.                    Common         712713106      2669           182514       x
------------------------------------------------------------------------------------------------------------------------------------
Peoples Choice TV                   Common         710847104       395           128842       x
------------------------------------------------------------------------------------------------------------------------------------
Pervasive Software, Inc.            Common         715710109       886            49565       x
------------------------------------------------------------------------------------------------------------------------------------
Pharmacyclics, Inc.                 Common         716933106      1856           112501       x
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Hi-Bred                     Common         723686101       564            15000       x
------------------------------------------------------------------------------------------------------------------------------------
Platinum Technology                 Common         72764T101      3440           134905       x
------------------------------------------------------------------------------------------------------------------------------------
Powerwave Technologies, Inc.        Common         739363109      1171            41273       x
------------------------------------------------------------------------------------------------------------------------------------
Protein Design Labs                 Common         74369L103      1571           104325       x
------------------------------------------------------------------------------------------------------------------------------------
    COLUMN TOTALS                                                27340
------------------------------------------------------------------------------------------------------------------------------------

     (5)                                             Item 8
   Item 7:                                  Voting Authority (Shares)
  Managers                         ---------------------------------------------
 See Instr. V                      (a) Sole       (b) Shared      (c) None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  212464                          21783
--------------------------------------------------------------------------------
                                                                  35642
--------------------------------------------------------------------------------
                                   75000
--------------------------------------------------------------------------------
                                   96560
--------------------------------------------------------------------------------
                                  128331                          76669
--------------------------------------------------------------------------------
                                    2022                         115046
--------------------------------------------------------------------------------
                                   78653                         103861
--------------------------------------------------------------------------------
                                  128642
--------------------------------------------------------------------------------
                                                                  49565
--------------------------------------------------------------------------------
                                                                 112501
--------------------------------------------------------------------------------
                                                                  15000
--------------------------------------------------------------------------------
                                  101034                          33871
--------------------------------------------------------------------------------
                                                                  41273
--------------------------------------------------------------------------------
                                   94325                          10000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                 SEC 1685 (5/91)

                                    FORM 13F
                                                            --------------------
                                                               (SEC USE ONLY)
                                                            --------------------


Page 8   of  9       Name of Reporting Manager  Shott Capital Management, LLC
    ----    ----                               ---------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Item 6:
                                                                                                     Investment Discretion
                                                        (4)                       Item 5:     --------------------------------------
                                                      Item 3:       Item 4:      Shares of               (b) Shared-
     Item 1:                          Item 2:          CUSIP      Fair Market    Principal                As Defined   (c) Shared-
 Name of Issuer                    Title of Class     Number        Value         Amount      (a) Sole   in Instr. V       Other
------------------------------------------------------------------------------------------------------------------------------------
Qwest Telecommunication Int'l          Common        749121109       5047         70000          x
------------------------------------------------------------------------------------------------------------------------------------
RF Micro Devices, Inc.                 Common        749941100       2297         24000          x
------------------------------------------------------------------------------------------------------------------------------------
RailTex, Inc.                          Common        750766107       1138        100000          x
------------------------------------------------------------------------------------------------------------------------------------
Rambus, Inc.                           Common        750917106       4847         75300          x
------------------------------------------------------------------------------------------------------------------------------------
Rational Software                      Common        75409P207      11184        417125          x
-----------------------------------------------------------------------------------------------------------------------------------
Remedy Corporation                     Common        759548100       1445        103234          x
------------------------------------------------------------------------------------------------------------------------------------
RenaissanceRE Holdings Ltd.            Common        G7496G103        865         24750          x
------------------------------------------------------------------------------------------------------------------------------------
Security Dynamics Technologies, Inc.   Common        814208104      15391        826353          x
------------------------------------------------------------------------------------------------------------------------------------
Splash Technology Holdings             Common        848623104       1925        317446          x
------------------------------------------------------------------------------------------------------------------------------------
SportsLine USA, Inc.                   Common        848934105       1278         28000          x
------------------------------------------------------------------------------------------------------------------------------------
TMP Worldwide, Inc.                    Common        872941109       1478         22800          x
------------------------------------------------------------------------------------------------------------------------------------
Terayon Communications                 Common        880775101       2161         54028          x
------------------------------------------------------------------------------------------------------------------------------------
Trimeris, Inc.                         Common        896263100       1627        127584          x
------------------------------------------------------------------------------------------------------------------------------------
USWeb Corporation                      Common        917327108        554         13429          x
------------------------------------------------------------------------------------------------------------------------------------
   COLUMN TOTALS                                                    51237
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

     (5)                                               Item 8
   Item 7:                                  Voting Authority (Shares)
  Managers                         ---------------------------------------------
 See Instr. V                      (a) Sole       (b) Shared      (c) None
--------------------------------------------------------------------------------
                                   40000                           30000
--------------------------------------------------------------------------------
                                   20000                            4000
--------------------------------------------------------------------------------
                                  100000
--------------------------------------------------------------------------------
                                   25000                           50300
--------------------------------------------------------------------------------
                                  100874                          316251
--------------------------------------------------------------------------------
                                                                  103234
--------------------------------------------------------------------------------
                                   24750
--------------------------------------------------------------------------------
                                  609580                          216773
--------------------------------------------------------------------------------
                                   94633                          222813
--------------------------------------------------------------------------------
                                                                   28000
--------------------------------------------------------------------------------
                                   22800
--------------------------------------------------------------------------------
                                                                   54028
--------------------------------------------------------------------------------
                                   16877                          110707
--------------------------------------------------------------------------------
                                    6858                            6571
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                 SEC 1685 (5/91)

                                    FORM 13F
                                                            --------------------
                                                               (SEC USE ONLY)
                                                            --------------------


Page  9  of   9       Name of Reporting Manager  Shott Capital Management, LLC
    ----    ----                               ---------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Item 6:
                                                                                                     Investment Discretion
                                                        (4)                       Item 5:     --------------------------------------
                                                      Item 3:       Item 4:      Shares of               (b) Shared-
     Item 1:                          Item 2:          CUSIP      Fair Market    Principal                As Defined   (c) Shared-
 Name of Issuer                    Title of Class     Number        Value         Amount      (a) Sole   in Instr. V       Other
------------------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc.                     Common          92343E102      9885           64186            x
------------------------------------------------------------------------------------------------------------------------------------
Verio, Inc.                        Common          923433106      5561          120560            x
------------------------------------------------------------------------------------------------------------------------------------
Veritas Software                   Common          923436109      2725           33760            x
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Vertex Pharmaceuticals             Common          92532F100      3868          153185            x
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Vivid Technologies, Inc.           Common          928638107       778          194486            x
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Xomed Surgical Products, Inc.      Common          98412V107      3478           88605            x
------------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.                       Common          984332106     37829          224669            x
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COLUMN TOTALS                                                       64124
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
     (5)                                              Item 8
   Item 7:                                  Voting Authority (Shares)
  Managers                         ---------------------------------------------
 See Instr. V                      (a) Sole       (b) Shared      (c) None
--------------------------------------------------------------------------------
                                     34980                            29206
--------------------------------------------------------------------------------
                                                                     120560
--------------------------------------------------------------------------------
                                     33750
--------------------------------------------------------------------------------
                                     47639                           105546
--------------------------------------------------------------------------------
                                    126875                            67611
--------------------------------------------------------------------------------
                                     88605
--------------------------------------------------------------------------------
                                     58655                           166014
--------------------------------------------------------------------------------

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
                                                                 SEC 1685 (5/91)